Label	Element	Value
(Alternative Strategies Fund - Classes A and C)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds ®. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 18 and 20 of the Prospectus and "Additional Purchase and Redemption Information" on page 47 of the Statement of Additional Information.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds®.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2015
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Assuming Redemption at End of Period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming No Redemption
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. Since the Fund has not commenced operations as of the date of this prospectus, no history of the portfolio turnover rate is available.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

In pursuing its investment objective, the Fund seeks to achieve relatively low sensitivity and low volatility relative to major equity markets, primarily by allocating assets across a number of alternative investment strategies, each of which may invest in a broad array of security types. These alternative investment strategies include equity hedged, event driven, global macro and relative value strategies. The Fund may use all or some of these strategies to varying degrees, depending on market conditions, and may add additional strategies in the future. The Fund employs one or more sub-advisers to execute each of the Fund's strategies.

In implementing the alternative investment strategies listed above, the Fund may take long and/or short positions in a broad range of investments including, but not limited to, equity securities of any market capitalization and debt securities of any quality or maturity (including loans) of U.S. and foreign issuers (including emerging markets issuers), convertible securities, and shares of other investment companies. The Fund may also take long and/or short positions in currency and other derivatives such as futures, options, swaps, and forwards, for both hedging and speculative purposes. The Fund may borrow money to purchase additional securities or to maintain cash to offset short positions. Certain of these securities and the use of these investment techniques create leverage. As a result, the sum of the Fund's investment exposures at times may significantly exceed the amount of the Fund's net assets. These exposures may vary over time.

The Fund uses a unique top-down approach to formulate an outlook on different asset classes, strategies and regions over a variety of time horizons. This outlook is the primary driver behind the strategy, asset, and sub-adviser allocation decisions, and may change at any time. The factors considered in making allocation decisions include macro-economic research, the actions of central banks and policy makers, and the opinions of leading hedge fund managers, analysts, and other market participants, and leading economists.

The alternative strategies that may be employed by the Fund's sub-advisers include:

Equity Hedged Strategies: Which take long and short positions in equities (and related instruments) believed to be under- and overvalued, respectively. Short positions may also be used solely to hedge broad market exposure.

Event Driven Strategies: Which seek to capitalize on the movements in security prices of companies currently or prospectively involved in a wide variety of corporate transactions.

Global Macro Strategies: Which analyze economic variables in an attempt to forecast future movements in equity, fixed income, currency, and commodity markets.

Relative Value Strategies: Which seek to identify and capitalize on valuation discrepancies between related financial instruments rather than on the direction of the general market.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Borrowing Risk. If a Fund borrows money to purchase securities or to cover a short position and the Fund's investments decrease in value or the securities the Fund has shorted increase in value, the Fund's losses will be greater than if the Fund did not borrow money for investment purposes. In addition, if the return on an investment purchased with borrowed funds, or shorted and covered with borrowed funds, is not sufficient to cover the cost of borrowing, then the net income of the Fund would be less than if borrowing were not used.

Convertible Securities Risk. A convertible security has characteristics of both equity and debt securities and, as a result, is exposed to risks that are typically associated with both types of securities. The market value of a convertible security tends to decline as interest rates increase but also tends to reflect changes in the market price of the common stock of the issuing company.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the adviser believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under "Foreign Investment Risk" and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

Event Driven Strategies Risk. A Fund that invests in securities based on anticipated events, such as bankruptcies, mergers, reorganizations or other events, may incur losses if the events do not occur as anticipated (including on the terms originally proposed), when anticipated, or at all, or if they are perceived to be less likely to occur.

Foreign Currency Contracts Risk. A Fund that enters into foreign currency contracts, which are a type of derivative, is subject to the risk that the adviser may be incorrect in its judgment of future exchange rate changes.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes and there may at times not be a liquid secondary market for certain futures contracts.

High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Investment Style Risk. Securities of a particular investment style, such as a growth style or value style, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Loan Risk. Loans may be unrated, less liquid and more difficult to value than traditional debt securities. Loans may be exposed to highly leveraged borrowers, restrictions on transfer and illiquidity, difficulty in fair valuation, limitations on the exercise of remedies, the inability or unwillingness of assignor(s) on whom a Fund relies to demand and receive loan payments, and potential co-lender liability.

Management Risk. Investment decisions made by a Fund's adviser or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the securities held by the Fund and, in turn, the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund's returns.

Multi-Manager Management Risk. A Fund with multiple sub-advisers is subject to the risk that the investment decisions made by a sub-adviser may conflict with those of another sub-adviser.

Options Risk. A Fund that purchases options, which are a type of derivative, is subject to the risk of a loss of premiums without offsetting gains. A Fund that writes options receives a premium that may be small relative to the loss realized in the event of adverse changes in the value of the underlying instruments.

Short Sales Risk. Short selling is generally considered speculative, has the potential for unlimited loss and may involve leverage, which can magnify a Fund's exposure to assets that decline in value and increase the volatility of the Fund's net asset value.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Swaps Risk. Depending on their structure, swap agreements and options to enter into swap agreements ("swaptions"), both of which are types of derivatives, may increase or decrease a Fund's exposure to long- or short-term interest rates, foreign currency values, mortgage-backed securities, corporate borrowing rates, or credit events or other reference points such as security prices or inflation rates.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

Risk Lose Money [Text]	rr_RiskLoseMoney	Management Risk. Investment decisions made by a Fund's adviser or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the securities held by the Fund and, in turn, the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Since the Fund does not have annual returns for at least one calendar year, no performance information is shown.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Since the Fund does not have annual returns for at least one calendar year, no performance information is shown.
(Alternative Strategies Fund - Classes A and C) | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees	rr_ManagementFeesOverAssets	1.80%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.71%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.09%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.60%	[3]
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	0.38%
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	3.22%	[3],[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	881
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,582
(Alternative Strategies Fund - Classes A and C) | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	1.80%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	1.71%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.09%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.35%	[3]
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	0.38%
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	3.97%	[3],[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	499
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,284
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	399
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,284
(Alternative Strategies Fund - Administrator Class)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2015
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. Since the Fund has not commenced operations as of the date of this prospectus, no history of the portfolio turnover rate is available.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

In pursuing its investment objective, the Fund seeks to achieve relatively low sensitivity and low volatility relative to major equity markets, primarily by allocating assets across a number of alternative investment strategies, each of which may invest in a broad array of security types. These alternative investment strategies include equity hedged, event driven, global macro and relative value strategies. The Fund may use all or some of these strategies to varying degrees, depending on market conditions, and may add additional strategies in the future. The Fund employs one or more sub-advisers to execute each of the Fund's strategies.

In implementing the alternative investment strategies listed above, the Fund may take long and/or short positions in a broad range of investments including, but not limited to, equity securities of any market capitalization and debt securities of any quality or maturity (including loans) of U.S. and foreign issuers (including emerging markets issuers), convertible securities, and shares of other investment companies. The Fund may also take long and/or short positions in currency and other derivatives such as futures, options, swaps, and forwards, for both hedging and speculative purposes. The Fund may borrow money to purchase additional securities or to maintain cash to offset short positions. Certain of these securities and the use of these investment techniques create leverage. As a result, the sum of the Fund's investment exposures at times may significantly exceed the amount of the Fund's net assets. These exposures may vary over time.

The Fund uses a unique top-down approach to formulate an outlook on different asset classes, strategies and regions over a variety of time horizons. This outlook is the primary driver behind the strategy, asset, and sub-adviser allocation decisions, and may change at any time. The factors considered in making allocation decisions include macro-economic research, the actions of central banks and policy makers, and the opinions of leading hedge fund managers, analysts, and other market participants, and leading economists.

The alternative strategies that may be employed by the Fund's sub-advisers include:

Equity Hedged Strategies: Which take long and short positions in equities (and related instruments) believed to be under- and overvalued, respectively. Short positions may also be used solely to hedge broad market exposure.

Event Driven Strategies: Which seek to capitalize on the movements in security prices of companies currently or prospectively involved in a wide variety of corporate transactions.

Global Macro Strategies: Which analyze economic variables in an attempt to forecast future movements in equity, fixed income, currency, and commodity markets.

Relative Value Strategies: Which seek to identify and capitalize on valuation discrepancies between related financial instruments rather than on the direction of the general market.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Borrowing Risk. If a Fund borrows money to purchase securities or to cover a short position and the Fund's investments decrease in value or the securities the Fund has shorted increase in value, the Fund's losses will be greater than if the Fund did not borrow money for investment purposes. In addition, if the return on an investment purchased with borrowed funds, or shorted and covered with borrowed funds, is not sufficient to cover the cost of borrowing, then the net income of the Fund would be less than if borrowing were not used.

Convertible Securities Risk. A convertible security has characteristics of both equity and debt securities and, as a result, is exposed to risks that are typically associated with both types of securities. The market value of a convertible security tends to decline as interest rates increase but also tends to reflect changes in the market price of the common stock of the issuing company.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the adviser believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under "Foreign Investment Risk" and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

Event Driven Strategies Risk. A Fund that invests in securities based on anticipated events, such as bankruptcies, mergers, reorganizations or other events, may incur losses if the events do not occur as anticipated (including on the terms originally proposed), when anticipated, or at all, or if they are perceived to be less likely to occur.

Foreign Currency Contracts Risk. A Fund that enters into foreign currency contracts, which are a type of derivative, is subject to the risk that the adviser may be incorrect in its judgment of future exchange rate changes.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes and there may at times not be a liquid secondary market for certain futures contracts.

High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Investment Style Risk. Securities of a particular investment style, such as a growth style or value style, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Loan Risk. Loans may be unrated, less liquid and more difficult to value than traditional debt securities. Loans may be exposed to highly leveraged borrowers, restrictions on transfer and illiquidity, difficulty in fair valuation, limitations on the exercise of remedies, the inability or unwillingness of assignor(s) on whom a Fund relies to demand and receive loan payments, and potential co-lender liability.

Management Risk. Investment decisions made by a Fund's adviser or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the securities held by the Fund and, in turn, the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund's returns.

Multi-Manager Management Risk. A Fund with multiple sub-advisers is subject to the risk that the investment decisions made by a sub-adviser may conflict with those of another sub-adviser.

Options Risk. A Fund that purchases options, which are a type of derivative, is subject to the risk of a loss of premiums without offsetting gains. A Fund that writes options receives a premium that may be small relative to the loss realized in the event of adverse changes in the value of the underlying instruments.

Short Sales Risk. Short selling is generally considered speculative, has the potential for unlimited loss and may involve leverage, which can magnify a Fund's exposure to assets that decline in value and increase the volatility of the Fund's net asset value.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Swaps Risk. Depending on their structure, swap agreements and options to enter into swap agreements ("swaptions"), both of which are types of derivatives, may increase or decrease a Fund's exposure to long- or short-term interest rates, foreign currency values, mortgage-backed securities, corporate borrowing rates, or credit events or other reference points such as security prices or inflation rates.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

Risk Lose Money [Text]	rr_RiskLoseMoney	Management Risk. Investment decisions made by a Fund's adviser or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the securities held by the Fund and, in turn, the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Since the Fund does not have annual returns for at least one calendar year, no performance information is shown.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Since the Fund does not have annual returns for at least one calendar year, no performance information is shown.
(Alternative Strategies Fund - Administrator Class) | Administrator Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	1.80%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.55%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.09%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.44%	[3]
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	0.37%
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	3.07%	[3],[5]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	310
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,022
(Alternative Strategies Fund - Institutional Class)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2015
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. Since the Fund has not commenced operations as of the date of this prospectus, no history of the portfolio turnover rate is available.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

In pursuing its investment objective, the Fund seeks to achieve relatively low sensitivity and low volatility relative to major equity markets, primarily by allocating assets across a number of alternative investment strategies, each of which may invest in a broad array of security types. These alternative investment strategies include equity hedged, event driven, global macro and relative value strategies. The Fund may use all or some of these strategies to varying degrees, depending on market conditions, and may add additional strategies in the future. The Fund employs one or more sub-advisers to execute each of the Fund's strategies.

In implementing the alternative investment strategies listed above, the Fund may take long and/or short positions in a broad range of investments including, but not limited to, equity securities of any market capitalization and debt securities of any quality or maturity (including loans) of U.S. and foreign issuers (including emerging markets issuers), convertible securities, and shares of other investment companies. The Fund may also take long and/or short positions in currency and other derivatives such as futures, options, swaps, and forwards, for both hedging and speculative purposes. The Fund may borrow money to purchase additional securities or to maintain cash to offset short positions. Certain of these securities and the use of these investment techniques create leverage. As a result, the sum of the Fund's investment exposures at times may significantly exceed the amount of the Fund's net assets. These exposures may vary over time.

The Fund uses a unique top-down approach to formulate an outlook on different asset classes, strategies and regions over a variety of time horizons. This outlook is the primary driver behind the strategy, asset, and sub-adviser allocation decisions, and may change at any time. The factors considered in making allocation decisions include macro-economic research, the actions of central banks and policy makers, and the opinions of leading hedge fund managers, analysts, and other market participants, and leading economists.

The alternative strategies that may be employed by the Fund's sub-advisers include:

Equity Hedged Strategies: Which take long and short positions in equities (and related instruments) believed to be under- and overvalued, respectively. Short positions may also be used solely to hedge broad market exposure.

Event Driven Strategies: Which seek to capitalize on the movements in security prices of companies currently or prospectively involved in a wide variety of corporate transactions.

Global Macro Strategies: Which analyze economic variables in an attempt to forecast future movements in equity, fixed income, currency, and commodity markets.

Relative Value Strategies: Which seek to identify and capitalize on valuation discrepancies between related financial instruments rather than on the direction of the general market.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Borrowing Risk. If a Fund borrows money to purchase securities or to cover a short position and the Fund's investments decrease in value or the securities the Fund has shorted increase in value, the Fund's losses will be greater than if the Fund did not borrow money for investment purposes. In addition, if the return on an investment purchased with borrowed funds, or shorted and covered with borrowed funds, is not sufficient to cover the cost of borrowing, then the net income of the Fund would be less than if borrowing were not used.

Convertible Securities Risk. A convertible security has characteristics of both equity and debt securities and, as a result, is exposed to risks that are typically associated with both types of securities. The market value of a convertible security tends to decline as interest rates increase but also tends to reflect changes in the market price of the common stock of the issuing company.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the adviser believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under "Foreign Investment Risk" and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

Event Driven Strategies Risk. A Fund that invests in securities based on anticipated events, such as bankruptcies, mergers, reorganizations or other events, may incur losses if the events do not occur as anticipated (including on the terms originally proposed), when anticipated, or at all, or if they are perceived to be less likely to occur.

Foreign Currency Contracts Risk. A Fund that enters into foreign currency contracts, which are a type of derivative, is subject to the risk that the adviser may be incorrect in its judgment of future exchange rate changes.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes and there may at times not be a liquid secondary market for certain futures contracts.

High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Investment Style Risk. Securities of a particular investment style, such as a growth style or value style, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Loan Risk. Loans may be unrated, less liquid and more difficult to value than traditional debt securities. Loans may be exposed to highly leveraged borrowers, restrictions on transfer and illiquidity, difficulty in fair valuation, limitations on the exercise of remedies, the inability or unwillingness of assignor(s) on whom a Fund relies to demand and receive loan payments, and potential co-lender liability.

Management Risk. Investment decisions made by a Fund's adviser or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the securities held by the Fund and, in turn, the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund's returns.

Multi-Manager Management Risk. A Fund with multiple sub-advisers is subject to the risk that the investment decisions made by a sub-adviser may conflict with those of another sub-adviser.

Options Risk. A Fund that purchases options, which are a type of derivative, is subject to the risk of a loss of premiums without offsetting gains. A Fund that writes options receives a premium that may be small relative to the loss realized in the event of adverse changes in the value of the underlying instruments.

Short Sales Risk. Short selling is generally considered speculative, has the potential for unlimited loss and may involve leverage, which can magnify a Fund's exposure to assets that decline in value and increase the volatility of the Fund's net asset value.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Swaps Risk. Depending on their structure, swap agreements and options to enter into swap agreements ("swaptions"), both of which are types of derivatives, may increase or decrease a Fund's exposure to long- or short-term interest rates, foreign currency values, mortgage-backed securities, corporate borrowing rates, or credit events or other reference points such as security prices or inflation rates.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

Risk Lose Money [Text]	rr_RiskLoseMoney	Management Risk. Investment decisions made by a Fund's adviser or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the securities held by the Fund and, in turn, the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Since the Fund does not have annual returns for at least one calendar year, no performance information is shown.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Since the Fund does not have annual returns for at least one calendar year, no performance information is shown.
(Alternative Strategies Fund - Institutional Class) | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	1.80%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.28%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.09%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.17%	[3]
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	0.20%
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	2.97%	[3],[6]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	300
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 959

[1]	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.
[2]	Expenses are based on estimated amounts for the current fiscal year.
[3]	Total Annual Fund Operating Expenses listed above include 0.68% of dividend and interest expense on short positions and 0.04% of interest expense on borrowings.
[4]	The Adviser has committed through November 30, 2015 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 2.50% for Class A and 3.25% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, expenses from dividend and interest on short positions, and extraordinary expenses are excluded from the cap. Acquired fund fees and expenses incurred by investments made by The Rock Creek Group, LP, a sub-adviser of the Fund, will be included in the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[5]	The Adviser has committed through November 30, 2015 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 2.35% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, expenses from dividend and interest on short positions, and extraordinary expenses are excluded from the cap. Acquired fund fees and expenses incurred by investments made by The Rock Creek Group, LP, a sub-adviser of the Fund, will be included in the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[6]	The Adviser has committed through November 30, 2015 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 2.25% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, expenses from dividend and interest on short positions, and extraordinary expenses are excluded from the cap. Acquired fund fees and expenses incurred by investments made by The Rock Creek Group, LP, a sub-adviser of the Fund, will be included in the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.